Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

October 27, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Brown Advisory Funds (the “Trust”) File Nos. 333-181202 and 811-22708

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, the Brown Advisory Equity Long/Short Fund, hereby submits Post-Effective Amendment (“PEA”) No. 29 to the Trust’s Registration Statement for the sole purpose of designating October 30, 2015 as the new effective date for PEA No. 28, previously filed on Form N-1A on August 14, 2015.

If you have any additional questions or require further information, please contact Patrick Turley at (202) 261-3364 or me at (414) 765-5366.

Very truly yours,

BROWN ADVISORY FUNDS

/s/ Edward Paz
Edward Paz
Secretary

cc:	Carey Taylor, Brown Advisory Funds Patrick W.D. Turley, Dechert LLP